Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 4 - Debt

Debt consists of the following:

	September 30, 2017	December 31, 2016
Notes payable -- original issue discount	$225,000	$225,000
Convertible notes payable	798,603	641,129
Test vehicle financing	47,396	61,811
Note payable – related party	237	237
Note payable – UPT minority owner	250,000	250,000
	1,321,236	1,178,177
Debt discount	(254,797)	(334,696)
	1,066,439	843,481
Less: current portion	(1,042,812)	(825,170)
Long-term portion	$23,627	$18,311

Notes payable – original issue discount

In October 2015, we received $350,000 under two notes payable with an original issue discount of $50,000, in lieu of interest. The $400,000 principal balance was payable in full on March 31, 2016. In the event of default, the interest rate will be 18% per annum.

Negotiations to extend the maturity date commenced before the end of March and were concluded with the signing of the Forbearance and Amendment Agreement on April 28, 2016. $377,142 and $102,857 for a total of $480,000 plus a forbearance fee of $5,000 payable to each holder of a note payable. In exchange, the holders agreed to refrain from taking legal action until May 16, 2016.

An Extension and Amendment Agreement signed on May 23, 2016 extended the Maturity Date of one of the Note until September 30, 2016. And amended Conversion Rights at a price equal to 75% of the VWAP for the preceding 12 business days. The outstanding principal amount including interest, forbearance fees, liquidated damages and expenses was amended to $458,571 from the previous $382,142 and the original $314,285. The second note holder exchanged his debt with a third party for a payment of $104,801 on May 24, 2016.

A series of conversions from June 7 to August 15, 2016 reduced the outstanding principal to the remaining noteholder to $60,751. The note was extinguished with a payment on August 26, 2016.

Convertible notes payable

August 2016 Convertible Note – In August 2016, the Company entered into a senior convertible note agreement. We received $400,000, bearing interest at 3%, with principal and interest payable on August 24, 2018. In addition, the Company received the right to require the buyer to purchase from the company four million restricted shares of common stock at a purchase price of $0.05 per share and a warrant to purchase four million shares of common stock with an exercise price of $0.06 per share. At the same time, the Company granted the buyer the right to require the company to sell to the buyer four million restricted shares of common stock at a purchase price of $0.05 per share and a warrant to purchase four million shares of common stock with an exercise price of $0.06 per share. In the event of default, the interest rate will be 18% per annum, require the Company to (i) redeem all or any portion of the note at a premium of 150% or (ii) convert any portion of this note then held by noteholder into shares of common stock at the conversion price of $0.025, equal to a number of shares of common stock equal to the principal amount outstanding on the note (divided by 0.025) and multiplied by the premium of 150%.

The note may be converted at any time into shares of the common stock at the conversion price pursuant to the terms of the note. The buyer may not, however, convert more than 50% of the note’s purchase price prior to September 30, 2016. On April 18, 2017, the buyer converted $28,300 into 1,132,000 shares of common stock.

November 2016 Convertible Note – In November 2016, the Company entered into a convertible note agreement. We issued 350,000 inducement shares of common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $110,000 due on June 9, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.07 per share. In the event of default, the outstanding balance will increase by 25%. At any time following an event of default, the lender has the right to convert a portion or all of the unpaid principal balance at a rate of 65% of the average of the three lowest closing prices in the twenty trading days immediately preceding the request for conversion date.

On May 22, 2017, a total of $35,000 were converted into 500,000 shares of common stock.

On June 9, 2017, the company signed an amendment to the convertible promissory note which extended the maturity date to August 10, 2017 and reduced the conversion price from $0.07 to $0.05 per share.

Subsequent to the signing of the amendment, from June 6 to June 15, 2017, a total of $55,000 were converted into 1,100,000 shares of common stock. On June 28, 2017, the buyer converted $25,500 into 510,000 shares of common stock and the note was retired.

December 2016 Convertible Notes -- In December 6, 2016, the Company entered into a note purchase agreement which provides for the purchase of up to an aggregate of $150,000 principal amount of convertible promissory notes (the “Notes”). The Notes have a 5% original issue discount and bear interest at 5% per annum. On December 7, 2016, $85,000 was paid pursuant to the initial Note (after the deduction of $10,000 for legal expenses) which is due on December 5, 2017. On December 28, 2016, after the filing by the Company of a registration statement with the SEC, the Company issued another Note in the original principal amount of $50,000 for $47,500.

The Notes may be prepaid in whole or in part by the Company at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Notes are convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

The Note Purchase Agreement also provides that it is an event of default if the Company does not obtain FINRA’s approval to effectuate a 1:15 reverse stock split no later than January 15, 2017, which was extended to January 20, 2017, then extended to February 15, 2017 and further extended to April 24, 2017. As part of the last extension to April 24, 2017, Bellridge agreed to add an increase in the authorized share capital of the Company as another method to avoid the triggering of an event of default. The increase in amounts required under the Notes held by Bellridge necessitated that the Company amend its Articles of Incorporation. This was accomplished on March 22, 2017.

The Company also agreed to reserve the greater of (i) 1,000,000 shares of common stock or (ii) 300% of the maximum aggregate number of shares issued or issuable. The Company determined that the conversion feature meets the requirements for derivative treatment and has recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet.

On May 3, 2017, we issued an aggregate of 1,411,426 shares of common stock to Bellridge Capital, LLC upon the exercise of the $150,000 principal amount of convertible promissory notes issued to Bellridge on December 6, 2016. The Note in the principal amount of $100,000 was converted into an aggregate of 941,867 shares of the Company’s common stock, which included 17,226 shares representing accrued interest of $1,863.01. The Note in the principal amount of $50,000 was converted into an aggregate of 469,559 shares of the Company’s common stock, which included 7,219 shares representing accrued interest of $780.82.

February Convertible Note – On February 7, 2017, the Company entered into a convertible note agreement. We issued 200,000 inducement shares of restricted common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $115,000 due on September 7, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.08 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied. Shares reserved for future conversions must equal to at least 100% of the full number of shares of common stock issuable upon conversion of all outstanding amounts under this note.

On August 15, 2017, we issued 186,643 shares of our common stock pursuant to the terms of a securities purchase agreement entered into on February 7, 2017, which required the issuance of additional inducement shares if the price of our common stock decreased six months from the date of the agreement so that the aggregate value of the shares issued on the closing date would equal the aggregate value of the shares after six months.

On August 24, 2017, the company signed an amendment to the convertible promissory note which extended the maturity date until September 30, 2017 and reduced the conversion price from $0.08 to $0.05 per share.

Subsequent to the signing of the amendment, from August 25 to September 20, 2017, a total of $72,500 were converted into 1,450,000 shares of common stock. On September 27, 2017, the buyer converted $25,000 into 816,000 shares of common stock and the note was retired.

On August 15, 2017, we issued 186,643 shares of our common stock to Lucas Hoppel pursuant to the terms of a securities purchase agreement entered into on February 7, 2017, which required the issuance of additional inducement shares if the price of our common stock decreased six months from the date of the agreement so that the aggregate value of the shares issued on the closing date would equal the aggregate value of the shares after six months.

March 2017 Convertible Note. On March 14, 2017, the Company entered into an additional note purchase agreement with Bellridge which provides for the purchase of a $78,750 convertible promissory note on the same terms as the December 6, and December 28, 2016 Notes. The note has a 5% original issue discount and bears interest at 5% per annum. The maturity date is March 14, 2018. On March 14, 2017, we also issued 200,000 shares of common stock to Bellridge for agreeing to enter into such agreement.

The Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

After 180 days the conversion floor of $0.06 expired. The Note was converted in full and 1,382,889 shares and 434,836 shares of common stock were issued to Bellridge on September 14, 2017 and September 26, 2017, respectively.

April Convertible Note – On April 5, 2017, the Company entered into a convertible note agreement. We issued 300,000 inducement shares of restricted common stock and received $150,000, with an original issue discount of $15,000 in lieu of interest, for a total amount of $165,000 due on November 5, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.10 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied. Shares reserved for future conversions must equal to at least 100% of the full number of shares of common stock issuable upon conversion of all outstanding amounts under this note.

On October 16, 2017, the company signed an amendment to the convertible promissory note which extended the maturity date until December 31, 2017 and reduced the conversion price from $0.10 to $0.05 per share.

Subsequent to the signing of the amendment, on October 25, 2017, $25,000 was converted into 500,000 shares of common stock.

August Convertible Note – On August 25, 2017, the Company entered into a convertible note agreement. We issued 300,000 inducement shares of restricted common stock and received $150,000, with an original issue discount of $15,000 in lieu of interest, for a total amount of $165,000 due on March 25, 2018. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.05 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied.

Test Vehicle Financing

In October 2014, the Company entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Note payable – related party

On February 3, 2016, an agreement was signed with the Secretary of Cool Technologies to retire a non-interest bearing note that was due on demand. The note was retired with the issuance of 143,187 shares of restricted common stock on June 24, 2016.

Note payable – UPT minority owner

Held by the 5% minority owner of UPT. The terms of the note have not been finalized.

Future contractual maturities of debt are as follows:

Year ending December 31,
2017	652,714
2018	413,725
2019	(0)
$1,066,439

Debt consists of the following:

	December 31,
	2016	2015
Notes payable -- original issue discount	$225,000	$400,000
Convertible notes payable	641,129	365,350
Test vehicle financing	61,811	77,075
Note payable – related party	237	22,910
Note payable – UPT minority owner	250,000	250,000
	1,178,177	1,115,335
Debt discount	(334,696)	(339,629)
	843,481	775,706
Less: current portion	(825,170)	697,903
Long-term portion	$18,311	$77,803

Notes payable – original issue discount

In October 2015, we received $350,000 under two notes payable with an original issue discount of $50,000, in lieu of interest. The $400,000 principal balance is payable in full on March 31, 2016. In the event of default, the interest rate will be 18% per annum.

Negotiations to extend the maturity date commenced before the end of March and were concluded with the signing of the Forbearance and Amendment Agreement on April 28, 2016. $377,142 and $102,857 for a total of $480,000 plus a forbearance fee of $5,000 payable to each holder of a note payable. In exchange the holders agreed to refrain from taking legal action until May 16, 2016.

An Extension and Amendment Agreement signed on May 23, 2016 extended the Maturity Date of one of the Note until September 30, 2016. And amended Conversion Rights at a price equal to 75% of the VWAP for the preceding 12 business days. The outstanding principal amount including interest, forbearance fees, liquidated damages and expenses was amended to $458,571 from the previous $382,142 and the original $314,285. The second note holder exchanged his debt with a third party for a payment of $104,801 on May 24, 2016.

A series of conversions from June 7 to August 15, 2016 reduced the outstanding principal to the remaining noteholder to $60,751. The note was extinguished with a payment on August 26, 2016.

Convertible notes payable

September 2015 Convertible Note -- In September 2015, the Company entered into a convertible note agreement, which allows us to borrow up to $250,000, bearing interest at 10%, with principal and interest payable on September 15, 2017. The Company borrowed $75,000 in September 2015 and $50,000 in November 2015, for a total of $125,000 due on September 15, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at the lesser of $0.305 per share or 65% of the volume weighted average price of our common stock during the five consecutive trading days immediately preceding the applicable conversion date. The Company determined that the conversion feature meets the requirements for derivative treatment and has recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet. In February 2016, the $75,000 note and interest of $16,667 were converted in exchange for 467,740 shares of our common stock. In May and June, 2016, the remaining $50,000 note and $14,256 of interest were converted in exchange for 649,450 shares of our common stock.

December 2015 Convertible Notes -- In December 2015, the Company entered into a convertible note agreement, bearing interest payable quarterly at 10%, allowing us to borrow up to $248,800. In December 2015, the Company received $200,000 under the convertible note agreement, with an original issue discount of $20,350 and $20,000 distributed to the lender’s legal counsel, for a total amount of $240,350 due on December 1, 2016, with a debt discount of $40,350. In January 2016, the Company received the remaining $48,800 with an original issue discount of $5,850, for a total amount of $54,650 due on February 26, 2017. At the holder’s option, a portion or all of the unpaid principal balance may be converted into shares of our common stock at a rate of $0.12 per share. In the event of a default, the conversion price becomes 70% of the volume weighted average price of our common stock during the three consecutive trading days immediately preceding the applicable conversion date. The Company also issued warrants to purchase 500,000 shares of our common stock in two separate tranches for 250,000 shares each, with exercise prices of 125% and 150% of our common stock price on the day prior to closing the agreement, or $0.175 per share and $0.21 per share. The Company determined that the conversion feature and the warrants meet the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet. The convertible notes have prepayment penalties of 115%, 120%, 125% and 130%, respectively, in the event the note is settled within 45 days, 46-90 days, 91-120 days, and 121 days through the due date. The Company placed 13,291,667 shares of our common stock in escrow as collateral for this agreement.

On May 30, 2016, the Company executed an amendment to the convertible note agreement. In consideration for removing limitations, until November 15, 2016, on sales of securities of at least $500,000 including variable rate transactions, convertible notes and third party transactions set forth in the Securities Purchase Agreement signed on December 3, 2015 as well as authorizing the withdrawal of a registration statement filed on January 11, 2016, the Company agreed to file a new registration statement covering the shares issuable to the holder of the Notes.

The Company tested the amendment to ascertain if it should be accounted for as a modification to the notes or treated as an extinguishment. As a result of the change in the fair value of the conversion feature and warrants, the Company determined that the amendment qualifies for extinguishment treatment. Accordingly, the Company recognized a loss on extinguishment equal to the difference in the fair value of the conversion feature and warrants before and after the amendment of $34,673.

In consideration for amending the Notes to permit borrowings by the Company of up to $6,500,000, the Company agreed to amend the Notes to enable the conversion price to be equal to the lesser of $0.12 and 70% of the average of three VWAPs from the 20 trading days prior to the notice of conversion. Furthermore, the Company agreed that if it were to issue new notes with greater discounts than those detailed above, the existing Notes would be reset to match the lower conversion price. Finally, the Company agreed to lower the exercise prices (from $0.21 to $0.168, and from $0.175 to $0.140, respectively) on two existing warrants totaling 500,000 shares previously issued to the holder of the Notes and to issue a cashless, two-year warrant to purchase 250,000 shares at an exercise price of $0.168 per share.

The Company tested the two notes that replaced the other OID note to determine if they should be accounted for as modification of the original note or treated as an extinguishment. As a result of the impact on the present value of cash flows from the additional liquidated damages and the inclusion of a conversion feature, the Company determined that the new notes qualified for extinguishment treatment. Accordingly, the Company recognized a loss on extinguishment equal to the additional liquidated damages, accrued interest and fair value of the conversions options of $140,258.

From June 10 to August 16, 2016, a total of $240,350 were converted into 6,495,516 shares of common stock and on August 30, 2016, a total of $54,650 were converted into 4,313,339 shares of common stock. The Company paid interest fees of $4,119 on August 26, 2016 and $3,114 on September 15, 2016 and the notes were retired.

February 2016 Convertible Note – In February 2016, the Company entered into a convertible note agreement. We received $125,000, with an original issue discount of $15,500 in lieu of interest, for a total amount of $140,500 due on August 10, 2016. In the event of default, the interest rate will be 22% per annum. At any time following an event of default, the lender has the right to convert a portion or all of the unpaid principal balance at a rate of 65% of the average of the three lowest closing prices in the twenty trading days immediately preceding the request for conversion date. The Company determined that the conversion feature meets the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet

On August 5, 2016, the lender declared the company in default due to insufficient shares required to maintain the reserve. As a result, the Note began accruing interest at the default rate of 22% per annum. The lender also increased the outstanding balance by 15% or $21,075 bringing the total outstanding balance to $161,575. On August 17, 2016, the Company reached an agreement with the lender on a two week extension thereby extending the maturity date to August 24,2016. In exchange for granting the extension, the lender requested and received a $15,000 extension fee as well as the right to convert the extension fee and $10,000 in principal into common shares. On August 26, 2016, the lender was wired the balance of the principal and interest remaining: $152,945. On August 30, 2016, the lender received 1,953,125 common shares in exchange for the $25,000

May 2016 Convertible Note – In May 2016, the Company entered into a convertible note agreement. We received $120,600, bearing interest at 12%, with principal and interest payable on September 15, 2017 in a total amount of $141,102. In the event of default, the interest rate will be 18% per annum. At any time following the 180th day from the date of issuance, the lender has the right to convert a portion or all of the unpaid principal balance at a rate of 60% of the average of the lowest trading price in the fifteen trading days immediately preceding the request for conversion date. The Company determined that the conversion feature meets the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet.

On July 18, 2016, the lender increased the share reserve from 7,000,000 to 18,572,365 shares. Following a request on August 19, 2016 to increase the share reserve to 48,000,000 shares that we could not accommodate, the company paid off the principal of $120,600 on August 29, 2016 and interest of $4,243 on August 30, 2016. On September 7, 2016, the lender declared the company in default and the Company commenced negotiations on a final pre-payment fee. On October 3, 2016, a settlement agreement was signed and on October 4, 2016 $42,210 was wired to the lender.

August 2016 Convertible Note – In August 2016, the Company entered into a senior convertible note agreement. We received $400,000, bearing interest at 3%, with principal and interest payable on August 24, 2018. In addition, the Company received the right to require the buyer to purchase from the company four million restricted shares of common stock at a purchase price of $0.05 per share and a warrant to purchase four million shares of common stock with an exercise price of $0.06 per share. At the same time, the Company granted the buyer the right to require the company to sell to the buyer four million restricted shares of common stock at a purchase price of $0.05 per share and a warrant to purchase four million shares of common stock with an exercise price of $0.06 per share. In the event of default, the interest rate will be 18% per annum, require the Company to (i) redeem all or any portion of the note at a premium of 150% or (ii) convert any portion of this note then held by noteholder into shares of common stock at the conversion price of $0.025, equal to a number of shares of common stock equal to the principal amount outstanding on the note (divided by 0.025) and multiplied by the premium of 150%.

The note may be converted at any time into shares of the common stock at the conversion price pursuant to the terms of the note. The buyer may not, however, convert more than 50% of the note’s purchase price prior to September 30, 2016.

November 2016 Convertible Note – In November 2016, the Company entered into a convertible note agreement. We issued 350,000 inducement shares of common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $110,000 due on June 9, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.07 per share. 350,000 inducement shares. In the event of default, the outstanding balance will increase by 25%. At any time following an event of default, the lender has the right to convert a portion or all of the unpaid principal balance at a rate of 65% of the average of the three lowest closing prices in the twenty trading days immediately preceding the request for conversion date.

December 2016 Convertible Notes -- In December 6, 2016, the Company entered into a note purchase agreement which provides for the purchase of up to an aggregate of $150,000 principal amount of convertible promissory notes (the “Notes”). The Notes have a 5% original issue discount and bear interest at 5% per annum. On December 7, 2016, $85,000 was paid pursuant to the initial Note (after the deduction of $10,000 for legal expenses) which is due on December 5, 2017. On December 28, 2016, after the filing by the Company of a registration statement with the SEC, the Company issued another Note in the original principal amount of $50,000 for $47,500.

The Notes may be prepaid in whole or in part by the Company at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Notes are convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

The Note Purchase Agreement also provides that it is an event of default if the Company does not obtain FINRA’s approval to effectuate a 1:15 reverse stock split no later than January 15, 2017, which was extended to January 20, 2017, then extended to February 15, 2017 and further extended to April 24, 2017. As part of the last extension to April 24, 2017, Bellridge agreed to add an increase in the authorized share capital of the Company as another method to avoid the triggering of an event of default. The increase in amounts required under the Notes held by Bellridge necessitated that the Company amend its Articles of Incorporation. This was accomplished on March 22, 2017.

The Company also agreed to reserve the greater of (i) 1,000,000 shares of common stock or (ii) 300% of the maximum aggregate number of shares issued or issuable. The Company determined that the conversion feature meets the requirements for derivative treatment and has recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet.

Test Vehicle Financing

In October 2014, we entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Note payable – related party

On February 3, 2016, an agreement was signed with the Secretary of Cool Technologies to retire a non-interest bearing note that was due on demand. The note was retired with the issuance of 143,187 shares of restricted common stock on June 24, 2016.

Note payable – UPT minority owner

Held by the 5% minority owner of UPT. The terms of the note have not been finalized.

Future contractual maturities of debt are as follows:

Year ending December 31,
2017	$765,375
2018	394,491
2019	18,311
2020	--
$1,178,177